Stockholders' Equity (Deficit) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Schedule of share activity

The following table summarizes stock option activity for the six months ended June 30, 2013:

			Weighted -
		Weighted -	Average
		Average	Remaining	Aggregate
	Number	Exercise Price	Contractual	Intrinsic
	Outstanding	Per Share	Life (Years)	Value
Outstanding at January 1, 2013	1,955,000	$0.77	4.44	$-
Granted	30,387,825	$0.31	9.86
Exercised	-	$-	-
Canceled/forfeited/expired	(240,001)	$0.74	6.39
Outstanding at June 30, 2013	32,102,824	$0.33	9.55	$3,237,902

Options vested and exercisable at June 30, 2013	4,467,511	$0.40	8.49	$423,433

Unrecognized expense at June 30, 2013	$6,222,535

A summary of option activity under the 2010 Plan from December 31, 2010 to December 31, 2012 is presented below:

			Weighted -
		Weighted -	Average
		Average	Remaining	Aggregate
	Number	Exercise Price	Contractual	Intrinsic
	Outstanding	Per Share	Life (Years)	Value
Outstanding at December 31, 2010	1,015,000	$0.32	4.73
Granted	645,000	$1.50	7.35
Exercised	-	$-	-
Canceled/forfeited/expired	(50,000)	$1.60	4.04
Outstanding at December 31, 2011	1,610,000	$0.82	5.12	$1,240,000
Granted	682,500	$0.56	4.53
Exercised	-	$-	-
Canceled/forfeited/expired	(337,500)	$0.58	3.15
Outstanding at December 31, 2012	1,955,000	$0.77	4.44	$-

Options vested and exercisable at December 31, 2012	556,452	$0.77	4.06	$-

Unrecognized expense at December 31, 2012	$768,502

Total number of shares vested and the fair value of shares vested

The total number of shares vested and the fair value of shares vested for the years ended December 31, 2012 and 2011, respectively, was:

	Number of Options Vested	Fair Value of Options Vested
Fair value of options vested during the year ended December 31, 2012	368,952	$195,366
Fair value of options vested during the year ended December 31, 2011	253,750	$36,113

Schedule of shares outstanding

The following table summarizes information concerning options outstanding at June 30, 2013:

Awards Breakdown by Range as at June 30, 2013
	Outstanding			Vested
Exercise Price	Outstanding Stock Options	Weighted Average Remaining Contractual Life	Weighted Average Outstanding Exercise Price	Vested Stock Options	Weighted Average Remaining Vested Contractual Life	Weighted Average Vested Stock Price
$0.25 to $0.69	31,607,824	9.61	$0.31	4,173,973	8.64	$0.31
$1.16 to $1.75	495,000	6.09	$1.65	293,538	6.43	$1.68

The following table summarizes information concerning options outstanding at December 31, 2012:

Awards Breakdown by Range as at December 31, 2012
	Outstanding			Vested
Exercise Price	Outstanding Stock Options	Weighted Average Remaining Contractual Life	Weighted Average Outstanding Exercise Price	Vested Stock Options	Weighted Average Remaining Vested Contractual Life	Weighted Average Vested Stock Price
$0.32 to $0.69	1,410,000	3.71	$0.43	374,997	2.98	$0.32
$1.16 to $1.80	545,000	6.33	$1.66	181,455	6.30	$1.69

The following table summarizes information concerning options outstanding at December 31, 2012:

Awards Breakdown by Range as at December 31, 2012
	Outstanding			Vested
Exercise Price	Outstanding Stock Options	Weighted Average Remaining Contractual Life	Weighted Average Outstanding Exercise Price	Vested Stock Options	Weighted Average Remaining Vested Contractual Life	Weighted Average Vested Stock Price
$0.32 to $0.69	1,410,000	3.71	$0.43	374,997	2.98	$0.32
$1.16 to $1.80	545,000	6.33	$1.66	181,455	6.30	$1.69

The following table summarizes information concerning options outstanding at December 31, 2011:

Awards Breakdown by Range as at December 31, 2011
	Outstanding			Vested
Exercise Price	Outstanding Stock Options	Weighted Average Remaining Contractual Life	Weighted Average Outstanding Exercise Price	Vested Stock Options	Weighted Average Remaining Vested Contractual Life	Weighted Average Vested Stock Price
$0.32	1,015,000	3.98	$0.32	253,750	3.98	$0.32
$1.30 to $1.80	595,000	7.08	$1.68	-	-	$-

Schedule of range of assumptions

	Six months ended June 30,
	2013	2012
Expected volatility	122% - 132%	65% to 73.4%
Risk-free interest rate	0.22% to 1.50%	0.39% to 0.51%
Forfeiture rate	16.0%	0.0%
Expected dividend rate	0.0%	0.0%
Expected life(years)	1.50 to 6.02	3.00 to 4.00

The ranges of assumptions used during the years ended December 31, 2012 and 2011 are as follows:

	Stock Option Assumptions for the years ended December 31,
	2012	2011
Expected volatility	61.0% to 73.4%	60.0% to 65.0%
Risk-free interest rate	0.39% to 0.57%	0.62% to 2.31%
Forfeiture rate	0.0%	0.0%
Expected dividend rate	0.0%	0.0%
Expected life(years)	2.86 to 3.58	3.00 to 6.00

Weighted average grant date fair value activity

The following table summarizes weighted average grant date fair value activity:

	Weighted Average
	Grant Date Fair Value
	2012	2011
Stock options granted during the year ended December 31,	$0.27	$0.84
Stock options vested during the year ended December 31,	$0.53	$0.14
Stock options canceled/forfeited/expired during the year ended December 31,	$0.26	$1.78

Non-employee warrant valuation assumptions

A summary of non-employee warrant activity during the years ended December 31, 2012 and 2011 is presented below:

			Weighted -
		Weighted -	Average
		Average	Remaining
	Number	Exercise Price	Contractual
	Outstanding	Per Share	Life (Years)
Outstanding at December 31, 2010	793,750	$0.32	4.73
Granted	205,000	$1.50	7.35
Exercised	-	$-	-
Canceled/forfeited/expired	(93,750)	$1.60	4.04
Outstanding at December 31, 2011	905,000	$0.33	5.12
Granted	25,000	$1.16	4.09
Exercised	-	$-	-
Canceled/forfeited/expired	(25,000)	$1.16	4.09
Outstanding at December 31, 2012	905,000	$0.33	4.10

Warrants vested and exercisable at December 31, 2012	623,014	$0.33	3.76

Warrants outstanding

The following table summarizes information concerning warrants outstanding at December 31, 2012:

	Outstanding			Vested
Exercise Price	Outstanding Warrants	Weighted Average Remaining Contractual Life	Weighted Average Outstanding Exercise Price	Vested Warrants	Weighted Average Remaining Vested Contractual Life	Weighted Average Vested Stock Price
$0.32	900,000	4.10	$0.32	620,827	3.76	$0.32
$1.75	5,000	3.52	$1.75	2,187	3.52	$1.75

The following table summarizes information concerning warrants outstanding at December 31, 2011:

Awards Breakdown by Range as at December 31, 2011
	Outstanding			Vested
Exercise Price	Outstanding Warrants	Weighted Average Remaining Contractual Life	Weighted Average Outstanding Exercise Price	Vested Warrants	Weighted Average Remaining Vested Contractual Life	Weighted Average Vested Stock Price
$0.32	900,000	5.11	$0.32	349,997	3.98	$0.32
$1.75	5,000	4.52	$1.75	-	-	$-

Non-Employee Warrant [Member]
Schedule of share activity

A summary of non-employee warrant activity under the 2010 Plan from December 31, 2012 to June 30, 2013 is presented below:

		Weighted -	Average
		Average	Remaining	Aggregate
	Number	Exercise Price	Contractual	Intrinsic
	Outstanding	Per Share	Life (Years)	Value
Outstanding at December 31, 2012	905,000	$0.33	4.10	$-
Granted	-	$-	-
Exercised	-	$-	-
Canceled/forfeited/expired	-	$-	-
Outstanding at June 30, 2013	905,000	$0.33	3.60	$81,000

Warrants vested and exercisable at June 30, 2013	736,138	$0.33	3.32	$65,999

Schedule of shares outstanding

The following table summarizes information concerning warrants outstanding at June 30, 2013:

Awards Breakdown by Range as at June 30, 2013
	Outstanding			Vested
Exercise Price	Outstanding Warrants	Weighted Average Remaining Contractual Life	Weighted Average Outstanding Exercise Price	Vested Warrants	Weighted Average Remaining Vested Contractual Life	Weighted Average Vested Stock Price
$0.32	900,000	3.61	$0.32	733,326	3.32	$0.32
$1.75	5,000	3.02	$1.75	2,812	3.02	$1.75

The following table summarizes information concerning warrants outstanding at December 31, 2012:

	Outstanding			Vested
Exercise Price	Outstanding Warrants	Weighted Average Remaining Contractual Life	Weighted Average Outstanding Exercise Price	Vested Warrants	Weighted Average Remaining Vested Contractual Life	Weighted Average Vested Stock Price
$0.32	900,000	4.10	$0.32	620,827	3.76	$0.32
$1.75	5,000	3.52	$1.75	2,187	3.52	$1.75